Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 532,874	$ 202,047
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	129,203		$ 97,988
Accounts payable	54,575		71,115
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	35,933	17,705
Purchases	3,199	$ 3,442
Dividends paid	9,068
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	11,848		11,139
Accounts payable	$ 1,652		$ 2,922